Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Receivables - trade and other	$ 7,737	$ 8,413	$ 9,706
Receivables - finance	9,027	8,763	8,860
Long-term receivables - finance	14,644	14,926	14,029
Investments in unconsolidated affiliated companies	257	272	272
Guarantees	740	805	486
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Receivables - trade and other	36	21	23
Receivables - finance	216	185	122
Long-term receivables - finance	285	334	353
Investments in unconsolidated affiliated companies	83	89	93
Guarantees	129	151	176
Total	$ 749	$ 780	$ 767